WILLIAM BLAIR FUNDS

WILLIAM BLAIR INTERNATIONAL GROWTH FUND

SUPPLEMENT TO SUMMARY PROSPECTUS DATED OCTOBER 31, 2013

Effective December 31, 2013, the information below replaces similar disclosure in the Summary Prospectus under “Management.”

Portfolio Manager(s). Jeffrey A. Urbina, a Partner of the Advisor, and Simon Fennell, a Partner of the Advisor, co-manage the Fund. Mr. Urbina and Mr. Fennell have co-managed the Fund since 2013.

Dated: December 17, 2013

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Please retain this supplement with your Summary Prospectus for future reference.